Segment Information - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) undergoing_conversion operational_flng segment	Jun. 30, 2022 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Number of operational FLNG | operational_flng	1
Number of undergoing conversions | undergoing_conversion	1
Impairment of long-lived assets | $	$ 5,021	$ 76,155